Equity incentive plan (Details-Fair Value Of Incentive Grants) - Rubicon Technologies L L C [Member] - Rubicon [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.20%
Expected life in years	3 years	3 years
Expected volatility	48.20%	28.70%